UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2014

Neiman Large Cap Value Fund
Annual Report
May 2014

Dear Shareholders:

     As of March 31, 2014, Neiman Large Cap Value Fund (the "Fund") completed its 11th year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2013 through March 31, 2014.

     As of the end of the current fiscal year, the Fund had total net assets of approximately $30.4 million, which is an increase of almost $5 million over the previous year. The increase in assets is mostly attributed to, in our opinion, stronger performance over prior years by the overall stock market and better performing stocks in our portfolio. We feel that continuous market volatility during the last year tempered what might have been even stronger performance.

     The Fund had a total return for the fiscal year ended March 31, 2014, of 18.50% for the No-Load Class (NEIMX), and 11.70% for Class A shares (NEAMX) taking into account the sales charge. During that same time period, the benchmark S&P 500 Total Return Index ("S&P 500 Index") had a total return of 21.86% .

     Management feels that the Fund's performance met our portfolio objectives for the fiscal year. A key component of our portfolio managers' philosophy is safety of investment coupled with reasonable performance in comparison to our benchmark. We feel that the use of covered calls as part of our portfolio strategy helped reduce volatility and risk within the portfolio during the fiscal year. In addition, our policy of investing in only dividend paying stocks contributed to the stability of our Fund's performance. As of March 31, 2014, Class A shares had a three year standard deviation of 10.92%, while the S&P 500 Index had a three year standard deviation of 12.47%, indicating that the Fund was less volatile than our benchmark, as a measure of risk, during the period. Throughout the year the Fund's portfolio managers continually monitor the performance of each stock, eliminating weaker ones and replacing them with new ones that meet our investment criteria. We feel that the combined strategy of selling covered calls and buying dividend paying stocks explained why the Fund had slightly reduced performance in comparison to the benchmark, which does not include those strategies.

     Thank you for your investment in the Neiman Large Cap Value Fund. We will always endeavor to focus on safety of our shareholders' investments as our highest priority, while attempting to deliver a steady return on investment.

Harvey Neiman
President
Neiman Funds Management LLC

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

2014 Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MARCH 31, 2014.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	18.50%	9.71%	14.18%	6.99%
S&P 500(D)	21.86%	14.66%	21.16%	7.42%

		Since
	1 Year(A)	Inception(A)
Class A Shares(C) (with sales charge)*	11.70%	13.15%
Class A Shares(C) (without sales charge)*	18.50%	17.24%
S&P 500(D)	21.86%	23.10%

Total Annual Fund Operating Expense Ratio (from 08/01/13 Prospectus): No-Load Shares - Gross 1.64%, Net 1.45% Class A Shares - Gross 1.89%, Net 1.45%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003. (C) Class A commenced operations on August 1, 2012.

(D) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2014 Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                              Neiman Large Cap Value Fund
                                          by Sectors (as a percentage of Net Assets)
                                                                  (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2014 Annual Report 3

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2013 through March 31, 2014.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2014
	October 1, 2014	March 31, 2014	to March 31, 2014

Actual	$1,000.00	$1,117.20	$7.65

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2014
	October 1, 2014	March 31, 2014	to March 31, 2014

Actual	$1,000.00	$1,117.20	$7.65

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

2014 Annual Report 4

Neiman Large Cap Value Fund

		Schedule of Investments
		March 31, 2014
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
9,200	Aflac Incorporated +	$579,968
8,400	Reinsurance Group of America Incorporated +	668,892
		1,248,860	4.11%
Agricultural Chemicals
2,800	CF Industries Holdings, Inc.	729,792	2.40%
Air Courier Services
5,000	FedEx Corporation +	662,800	2.18%
Aircraft Engines & Engine Parts
5,200	United Technologies Corp.	607,568	2.00%
Commercial Banks
10,200	Bank of Montreal (Canada)	683,502	2.25%
Computer Storage Devices
8,600	Western Digital Corporation +	789,652	2.60%
Electric Services
11,200	American Electric Power Co. Inc.	567,392
15,100	Southern Co.	663,494
		1,230,886	4.05%
Electronic & Other Electrical Equipment (No Computer Equipment)
8,900	Emerson Electric Co.	594,520	1.95%
Fire, Marine & Casualty Insurance
7,000	ACE Limited (Switzerland)	693,420
14,800	Axis Capital Holdings Limited (Bermuda)	678,580
6,600	The Chubb Corporation +	589,380
		1,961,380	6.45%
Food and Kindred Products
11,933	Kraft Foods Inc.	669,441
20,500	Mondelez International, Inc.	708,275
		1,377,716	4.53%
Gas & Other Services Combined
6,600	Sempra Energy +	638,616	2.10%
Hospitals & Medical Service Plans
10,100	Aetna Inc. +	757,197
7,400	UnitedHealth Group, Inc.	606,726
		1,363,923	4.49%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
13,100	VF Corp.	810,628	2.67%
National Commercial Banks
6,100	The PNC Financial Services Group, Inc.	530,700	1.75%
Oil & Gas Field Machinery & Equipment
8,900	National Oilwell Varco, Incorporated	693,043	2.28%
Oil, Gas Field Services, NBC
7,800	Schlumberger Limited	760,500	2.50%
Petroleum Refining
5,400	Chevron Corp.	642,114
7,300	Exxon Mobil Corporation +	713,064
10,600	Phillips 66	816,836
		2,172,014	7.14%
Pharmaceutical Preparations
12,000	Eli Lilly and Company +	706,320	2.32%
Radio & TV Broadcasting & Communications Equipment
8,300	QUALCOMM Incorporated +	654,538	2.15%

+ Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 5

Neiman Large Cap Value Fund

		Schedule of Investments
		March 31, 2014
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Railroads, Line-Haul Operating
11,700	Canadian National Railway Company (Canada) +	$657,774
3,500	Union Pacific Corporation	656,810
		1,314,584	4.32%
Retail - Department Stores
12,200	Kohl's Corporation +	692,960	2.28%
Retail - Eating Places
6,600	McDonald's Corp.	646,998	2.12%
Retail - Jewelers Ltd.
7,600	Signet Jewelers Limited (Bermuda) +	804,536	2.65%
Retail - Variety Stores
4,800	Costco Wholesale Corp. +	536,064	1.76%
Rubber & Plastic Footwear
8,400	Nike Inc. Class B +	620,424	2.04%
Search, Detection, Navigation, Guidance, Aeronautical Systems
7,600	Raytheon Company +	750,804	2.47%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,900	Procter & Gamble Co.	636,740	2.09%
Surgical & Medical Instruments & Apparatus
7,800	Stryker Corporation	635,466	2.09%
Tobacco Products
18,500	Altria Group Inc.	692,455
7,500	Philip Morris International, Inc.	614,025
		1,306,480	4.29%
Wholesale - Drugs Properties & Druggists' Sundries
4,400	McKesson Corporation +	776,908	2.55%
Total for Common Stocks (Cost $19,458,295)		26,938,922	88.58%
	Other Assets in Excess of Liabilities	3,471,768	11.42%
	Net Assets	$30,410,690	100.00%

+ Portion or all of the Security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 6

Neiman Large Cap Value Fund

	Schedule of Written Options
	March 31, 2014
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Aetna Inc.
April 2014 Calls @ 70.00	1,500	$7,800
Aflac Incorporated
May 2014 Calls @ 72.50	1,300	117
Canadian National Railway Company
April 2014 Calls @ 60.00	1,800	126
The Chubb Corporation
April 2014 Calls @ 100.00	1,000	10
Costco Wholesale Corp.
April 2014 Calls @ 135.00	700	14
Eli Lilly and Company
April 2014 Calls @ 55.00	1,800	7,290
Exxon Mobil Corporation
April 2014 Calls @ 100.00	1,100	429
FedEx Corporation
April 2014 Calls @ 150.00	700	21
Kohl's Corporation
April 2014 Calls @ 60.00	1,800	270
McKesson Corporation
May 2014 Calls @ 175.00	600	4,200
Nike Inc. Class B
April 2014 Calls @ 85.00	1,200	12
QUALCOMM Incorporated
April 2014 Calls @ 77.50	1,200	2,268
Raytheon Company
May 2014 Calls @ 95.00	1,100	5,830
Reinsurance Group of America Incorporated
April 2014 Calls @ 80.00	1,200	1,200
Sempra Energy
April 2014 Calls @ 95.00	1,000	2,370
Signet Jewelers Limited
April 2014 Calls @ 80.00	1,100	29,370
Western Digital Corporation
April 2014 Calls @ 85.00	1,300	9,594
Total (Premiums Received $31,480)		$70,921

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 7

Neiman Large Cap Value Fund

Statement of Assets and Liabilities
March 31, 2014
Assets:
Investment Securities at Fair Value	$26,938,922
(Cost $19,458,295)
Cash	3,589,071
Prepaid Expenses	14,253
Receivables:
Fund Shares Purchased	268
Dividends	54,318
Total Assets	30,596,832
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $31,480)	70,921
Payable for Fund Shares Redeemed	62,449
Accrued Management Fees	26,100
Accrued Distribution and Service (12b-1) Fees	490
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	25,182
Total Liabilities	186,142
Net Assets	$30,410,690
Net Assets Consist of:
Paid In Capital	$22,593,590
Accumulated Undistributed Net Investment Income (Loss)	63,441
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	312,473
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	7,441,186
Net Assets	$30,410,690

No-Load Shares
Net Assets	$29,451,187
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,082,490
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$27.21

Class A Shares
Net Assets	$959,503
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	35,263
Net Asset Value and Redemption Price Per Share	$27.21
Maximum Offering Price Per Share ($27.21/0.9425) *	$28.87

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2014 Annual Report 8

Neiman Large Cap Value Fund

Statement of Operations
For the fiscal year ended March 31, 2014
Investment Income:
Dividends (Net of foreign withholding tax of $5,191)	$541,922
Total Investment Income	541,922

Expenses:
Management fees	274,850
Transfer agent fees & accounting fees	46,558
Distribution and service (12b-1) fees - Class A	1,218
Administration fees	30,000
Registration expense	29,999
Audit fees	17,533
Custody fees	8,134
Legal fees	7,420
Compliance officer expense	3,987
Miscellaneous expense	3,779
Printing and postage expense	3,501
Insurance expense	3,304
Trustees fees	2,990
Total Expenses	433,273
Less:
Expense Waiver / Expense Reimbursement	(34,741)
Net Expenses	398,532
Net Investment Income (Loss)	143,390

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	1,361,557
Realized Gain (Loss) on Options Written	60,272
Change In Unrealized Appreciation (Depreciation) on Investments	3,184,760
Change In Unrealized Appreciation (Depreciation) on Options Written	(12,687)
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	4,593,902

Net Increase (Decrease) in Net Assets from Operations	$4,737,292

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 9

Neiman Large Cap Value Fund

Statements of Changes in Net Assets
	4/1/2013	4/1/2012
	to	to
	3/31/2014	3/31/2013
From Operations:
Net Investment Income (Loss)	$143,390	$205,662
Net Realized Gain (Loss) on Investments	1,361,557	658,831
Net Realized Gain (Loss) on Options Written	60,272	75,752
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	3,172,073	644,459
Increase (Decrease) in Net Assets from Operations	4,737,292	1,584,704
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(136,163)	(230,435)
Class A Shares	(2,459)	(691)	*
Net Realized Gain from Security Transactions
No-Load Shares	(1,089,274)	(374,114)
Class A Shares	(22,044)	(1,769)	*
Change in Net Assets from Distributions	(1,249,940)	(607,009)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	7,902,180	7,598,411
Class A Shares	819,949	310,306	*
Shares Issued on Reinvestment of Dividends
No-Load Shares	1,015,648	485,494
Class A Shares	22,912	2,460	*
Cost of Shares Redeemed
No-Load Shares	(8,302,137)	(12,881,249)
Class A Shares	(221,147)	(51,008)	*
Net Increase (Decrease) from Shareholder Activity	1,237,405	(4,535,586)
Net Increase (Decrease) in Net Assets	4,724,757	(3,557,891)
Net Assets at Beginning of Period	25,685,933	29,243,824
Net Assets at End of Period (Including Accumulated	$30,410,690	$25,685,933
Undistributed Net Investment Income of $63,441 and $58,673)
Share Transactions:
Issued
No-Load Shares	309,615	330,471
Class A Shares	31,201	13,336	*
Reinvested
No-Load Shares	38,859	21,864
Class A Shares	876	110	*
Redeemed
No-Load Shares	(325,309)	(568,529)
Class A Shares	(8,073)	(2,186)	*
Net Increase (Decrease) in Shares	47,169	(204,934)

* Class commenced operations on August 1, 2012. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 10

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class
Selected data for a share outstanding	4/1/2013	4/1/2012	4/1/2011	4/1/2010	4/1/2009
throughout the period:	to	to	to	to	to
	3/31/2014	3/31/2013	3/31/2012	3/31/2011	3/31/2010
Net Asset Value -
Beginning of Period	$23.99	$22.93	$22.23	$19.27	$15.29
Net Investment Income (Loss) (a)	0.13	0.19	0.13	0.05	0.07
Net Gains or Losses on Securities (b)
(realized and unrealized)	4.25	1.50	0.66	2.98	4.02
Total from Investment Operations	4.38	1.69	0.79	3.03	4.09

Distributions (From Net Investment Income)	(0.13)	(0.23)	(0.09)	(0.07)	(0.11)
Distributions (From Capital Gains)	(1.03)	(0.40)	0.00	0.00	0.00
Total Distributions	(1.16)	(0.63)	(0.09)	(0.07)	(0.11)
Net Asset Value -
End of Period	$27.21	$23.99	$22.93	$22.23	$19.27
Total Return (b)	18.50%	7.60%	3.57%	15.83%	26.87%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$29,451	25,416	$29,244	$23,280	$13,844 $
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.57%	1.64%	1.57%	1.83%	2.09%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.40%	0.66%	0.49%	0.16%	0.06%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.46%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.52%	0.86%	0.60%	0.26%	0.40%
Portfolio Turnover Rate	25.79%	38.79%	64.41%	35.26%	74.34%

Financial Highlights - Class A
Selected data for a share outstanding throughout the period:	4/1/2013	8/1/2012*
	to	to
	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$23.99	$22.37
Net Investment Income (Loss) (a)	0.17	0.12
Net Gains or Losses on Securities (b)
(realized and unrealized)	4.21	2.06
Total from Investment Operations	4.38	2.18
Distributions (From Net Investment Income)	(0.13)	(0.16)
Distributions (From Capital Gains)	(1.03)	(0.40)
Total Distributions	(1.16)	(0.56)
Net Asset Value -
End of Period	$27.21	$23.99
Total Return (c)	18.50%	9.92%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$960	$270
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.82%	1.84%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.28%	0.37%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.65%	0.76%	**

Portfolio Turnover Rate	25.79%	38.79%	*** (d)

* The Class commenced operations on August 1, 2012. ** Annualized. *** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(d) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 11

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
March 31, 2014

1.) ORGANIZATION
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2014, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The Fund currently offers No-Load Class shares and Class A shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund's investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 - 2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended March 31, 2014, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

2014 Annual Report 12

Notes to Financial Statements - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. OFFSETTING ASSETS & LIABILITIES: The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the year ended March 31, 2014, the Fund was not subject to any master netting arrangements. See Note 9.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

2014 Annual Report 13

Notes to Financial Statements - continued

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,938,922	$0	$0	$26,938,922
Total	$26,938,922	$0	$0	$26,938,922

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$70,921	$0	$70,921
Total	$0	$70,921	$0	$70,921

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal year ended March 31, 2014. There were no transfers into or out of the levels during the fiscal year ended March 31, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2014, the Adviser earned management fees totaling $274,850 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares and at 1.45% of its average daily net assets for Class A Shares through July 31, 2014. The fee waiver will automatically terminate on July 31, 2014 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2014.

2014 Annual Report 14

Notes to Financial Statements - continued

For the fiscal year ended March 31, 2014, the Adviser waived fees and/or reimbursed expenses totaling $34,741 to the Fund. The Fund owed the Adviser $26,100 at March 31, 2014. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the ”Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Rafferty Capital Markets LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the fiscal year ended March 31, 2014, there was $1,218 of 12b-1 fees incurred by Class A shares. As of March 31, 2014, the Fund had an accrued liability of $490 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc., a FINRA registered broker/dealer. Those individuals earned $885 resulting from the sale of Class A shares during the fiscal year ended March 31, 2014. Additionally, during the fiscal year ended March 31, 2014, those individuals earned $21 associated with trailing commissions of Class A shares which are paid from available class specific accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT Financial Group, Inc.

7.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $9,691,159 and $6,077,090, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2014 was $19,490,884, and premiums received from options written was $31,480.

At March 31, 2014, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$7,530,589	($121,992)	$7,408,597

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2014, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 63.75% of the No Load Class, and therefore may be deemed to control the No Load Class and the Fund.

9.) WRITTEN OPTIONS
As of March 31, 2014, portfolio securities valued at $1,697,510 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the fiscal year ended March 31, 2014 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2013	469	$49,463
Options written	858	$113,941
Options terminated in closing purchase transactions	(29)	($2,059)
Options expired	(522)	($58,300)
Options exercised	(572)	($71,565)
Options outstanding at March 31, 2014	204	$31,480

The location on the Statement of Assets and Liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

2014 Annual Report 15

Notes to Financial Statements - continued

Liability
Derivatives
Call options written	($70,921)

Realized and unrealized gains and losses on derivatives contracts entered into during the fiscal year ended March 31, 2014 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	$60,272	Appreciation (Depreciation)	($12,687)
	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The table below shows offsetting assets and liabilities relating to options written shown on the Statement of Assets and Liabilities as of March 31, 2014.

Liabilities:
Gross Amounts Not
Offset in the Statement of
Assets and Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Option
Writing	$70,921	$0	$70,921	$0	$70,921	$0

10.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid for the No-Load Class shares on June 27, 2013 to the shareholders of record on June 26, 2013 of which $0.0565 per share was paid from net investment income and $0.0740 per share was paid from long-term capital gains. Also, there were distributions paid for the No-Load Class shares on December 26, 2013 to the shareholders of record on December 24, 2013 of which $0.07417 per share was paid from net investment income, $0.22931 per share was paid from short-term capital gains and $0.72988 per share was paid from long-term capital gains.

The tax character of distributions was as follows:

Distributions paid from No-Load Class:

	Year ended	Year ended
	March 31, 2014	March 31, 2013
Ordinary Income:	$ 136,163	$ 230,435
Short-term Capital Gain:	242,315	0
Long-term Capital Gain:	846,959	374,114
	$ 1,225,437	$ 604,549

There were distributions paid for Class A shares on June 27, 2013 to the shareholders of record on June 26, 2013 of which $0.0565 per share was paid from net investment income and $0.0740 per share was paid from long-term capital gains. Also, there were distributions paid for Class A shares on December 26, 2013 to the shareholders of record on December 24, 2013 of which $0.07417 per share was paid from net investment income, $0.22931 per share was paid from short-term capital gains and $0.72988 per share was paid from long-term capital gains.

2014 Annual Report 16

Notes to Financial Statements - continued

The tax character of distributions was as follows: Distributions paid from Class A shares:

	Year ended	Year ended
	March 31, 2014	March 31, 2013
Ordinary Income:	$ 2,459	$ 691
Short-term Capital Gain:	5,007	0
Long-term Capital Gain:	17,037	1,769
	$ 24,503	$ 2,460

As of March 31, 2014, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 86,043
Accumulated capital gains	322,460
Unrealized appreciation - net	7,408,597
$ 7,817,100

The differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2014 Annual Report 17

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2014 Annual Report 18

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2014 Annual Report 19

Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Ste 800 Cleveland, Ohio 44115 www.cohenfund.com	216.649.1700 216.579.0111 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Neiman Large Cap Value Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Large Cap Value Fund as of March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 28, 2014

2014 Annual Report 20

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Other
Name,	Position	Length of	Principal	Number of	Directorships
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Held by
and Age	Trust		During	Overseen by	Trustee or
			Past 5 Years	Trustee	Officer

Harvey Neiman(2), 69	President	Since 2003	Neiman Capital Management LLC,	3	None
	and Trustee		Portfolio Manager (1999 – 2009).
Neiman Funds Management LLC,
Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-Present).

Michael Lomas(2), 38	Trustee	Since 2009	NEXT Financial Group, Division	3	None
Manager and Registered
Representative (2000-Present);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2), 36	Treasurer,	Since 2003	Neiman Capital Management LLC,	N/A	N/A
	Secretary	(Chief	Portfolio Manager (1999 - 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)	Independent Solutions Wealth
Management, LLC, Chief Financial
Officer and Portfolio Manger
(2012-Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee or
Officer

Darla Clark, 62	Independent	Since 2003	Bank Officer, Senior Vice	3	None
	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
60	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield, 36	Independent	Since 2003	Partner / FPS, CPAs, Certified	3	None
	Trustee		Public Accountant (2007-Present).
Chief Financial Officer/ Controller
at Southwest Greens, a
Construction Co. (2002-2010).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2014 Annual Report 21

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue - 3rd Floor
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

Class A Shares (NBAFX)
Class C Shares (NBCFX)

For Investors Seeking Total Return

ANNUAL REPORT
March 31, 2014

Neiman Balanced Allocation Fund
Annual Report
May 2014

Dear Shareholders:

     As of March 31, 2014, Neiman Balanced Allocation Fund (the "Fund") completed its 4th year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2013 through March 31, 2014.

     As of the end of the current fiscal year, our Fund had total net assets of approximately $20.0 million, which is an increase of almost $4 million over the previous year. We feel that the most significant factors that affected the performance of the Fund involved the moderately conservative nature of the Fund, being comprised of approximately 35% fixed income investments and 65% equity investments. While the stock market performed relatively well during the year, the bond markets had relatively modest returns during the year.

     The Fund's Class A shares (NBAFX) had a total return of 4.01% taking into account the sales charges and 10.38% excluding sales charges for the fiscal year ended March 31, 2014. Class C shares (NBCFX) returned 9.43% excluding any deferred sales charges. During that same time period, the Fund's benchmark, the S&P 500 Total Return Index ("S&P 500 Index") had a total return of 21.86% .

     The Fund's performance lagged the S&P 500 Index by several percentage points due primarily to the differences in the nature of the Fund as compared to the S&P 500 Index. As stated earlier, the Fund is designed for investors seeking a balance between reducing risk and participating in stock market performance. The Fund's portfolio is made up of approximately 65% equity and 35% fixed income bond investments, while the S&P 500 Index is composed of only stock holdings, and thereby endures wider price volatility than the Fund. The Fund's portfolio managers knowingly plan for a trade off of lower rates of return than those with pure stock investments in exchange for less volatility of price performance as an attempt to manage risk. As of March 31, 2014, the Fund's Class A shares had a three year standard deviation of 8.91%, while the S&P 500 Index had a three year standard deviation of 12.47% . This suggests that the Fund was less volatile than the S&P 500 Index, as a measure of risk during the period.

     In addition, the Fund is composed of other mutual funds. The intention is to give shareholders a broad diversification of investment styles and categories. Throughout the year we monitored the performance in each of the various categories and when necessary replaced the investment selections in weaker categories. With respect to our fixed income investments, we found it necessary to adapt to increases in the interest rate environment. We changed from investments focusing on long term interest rates to those emphasizing the shorter term. With respect to our stock equity categories, weaker investments, including areas of foreign and small company holdings, were replaced with stronger performing investments during the fiscal year.

     Thank you for your investment in the Neiman Balanced Allocation Fund. We will always endeavor to focus on safety of our shareholders' investments as our highest priority, while attempting to deliver a steady return on investment.

Harvey Neiman
President
Neiman Funds Management LLC

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

2014 Annual Report 1

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2014.
			Since
	1 Year(A)	3 Year(A)	Inception(A)
CLASS A (with sales charge)***	4.01%	4.47%	7.58%
CLASS A (without sales charge)***	10.38%	6.55%	9.31%
CLASS C (with CDSC)****	8.38%	5.67%	8.46%
CLASS C (without CDSC)****	9.43%	5.67%	8.46%
S&P 500 Index (B)	21.86%	14.66%	18.03%

Annual Fund Operating Expense Ratio:       Class A - Gross 3.17%, Net 2.54%
(from 08/01/13 Prospectus)                            Class C - Gross 3.92%, Net 3.29%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

*** With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

**** Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares purchased prior to August 1, 2013 may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the purchase date. Class C Shares purchased on or after August 1, 2013 are no longer subject to a CDSC fee.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2014 Annual Report 2

NEIMAN BALANCED ALLOCATION FUND

                                             Neiman Balanced Allocation Fund
                                       by Sectors (as a percentage of Net Assets)
                                                                (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2014 Annual Report 3

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 1, 2013 through March 31, 2014.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2013
	October 1, 2013	March 31, 2014	to March 31, 2014

Actual	$1,000.00	$1,068.78	$7.48

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2013
	October 1, 2013	March 31, 2014	to March 31, 2014

Actual	$1,000.00	$1,063.84	$11.32

Hypothetical	$1,000.00	$1,013.96	$11.05
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2014 Annual Report 4

Neiman Balanced Allocation Fund

		Schedule of Investments
		March 31, 2014
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
68,027	Amana Income Fund - Institutional Class	$3,014,947
44,364	Baron Real Estate Fund - Retail Class	1,035,444
140,373	Eaton Vance Floating-Rate Advantage Fund - Advisers Class	1,566,559
11,679	Fidelity Advisor Materials Fund - Class I	1,018,893
146,434	Frost Total Return Bond Fund - Class A	1,585,876
181,551	Ivy High Income Fund - Class I	1,588,571
24,544	JPMorgan Small Cap Value Fund - Select Class	701,469
112,591	Neiman Large Cap Value Fund - No Load Class+	3,063,598
127,584	PIMCO Income Fund - Institutional Class	1,590,967
34,480	PNC Small Cap Fund - Class A *	699,263
41,587	RS Mid Cap Growth Fund - Class A *	783,505
40,495	Sterling Capital Mid Cap Value Fund - Institutional Shares	788,844
44,630	Thornburg International Growth Fund - Class I	937,231
69,543	Van Eck Emerging Markets Fund - Class A *	995,860
Total for Mutual Funds (Cost $17,355,331)		19,371,027	96.21%

Money Market Funds
796,244	Fidelity Money Market Portfolio Select Class 0.02% **	796,244	3.95%
Total for Money Market Funds (Cost $796,244)
	Total Investments	20,167,271	100.16%
	(Cost $18,151,575)
	Liabilities in Excess of Other Assets	(31,650)	-0.16%
	Net Assets	$20,135,621	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** Variable Rate Security; The Yield Rate shown represents
the rate at March 31, 2014.

The accompanying notes are an integral part of these
financial statements.

2014 Annual Report 5

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities
March 31, 2014
Assets:
Unaffiliated Investment Securities at Fair Value	$17,103,673
(Cost $15,720,561)
Affiliated Investment Securities at Fair Value	3,063,598
(Cost $2,431,014)
Cash	16,402
Prepaid Expenses	7,551
Receivables:
Dividends and Interest	19,229
Fund Shares Purchased	988
Total Assets	20,211,441
Liabilities:
Payable for Fund Shares Redeemed	14,100
Due to Adviser	12,392
Accrued Distribution and Service (12b-1) Fees	23,046
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	25,282
Total Liabilities	75,820
Net Assets	$20,135,621
Net Assets Consist of:
Paid In Capital	$17,829,245
Accumulated Net Investment Income (Loss)	(532)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	291,212
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	2,015,696
Net Assets	$20,135,621

Class A
Net Assets	$14,209,625
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,120,174
Net Asset Value and Redemption Price Per Share	$12.69
Maximum Offering Price Per Share ($12.69/0.9425) (a)	$13.46

Class C
Net Assets	$5,925,996
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	472,409
Net Asset Value and Offering Price Per Share	$12.54
Redemption Price Per Share ($12.54 x 0.99) (b)	$12.41

(a) Reflects a maximum sales charge of 5.75% .
(b) Shares purchased prior to August 1, 2013 may be subject to a contingent deferred sales charge ("CDSC")
of 1% may be charged on shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any CDSC fees. Class C Shares purchased on or after August 1, 2013 are no longer subject to a CDSC fee.

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 6

Neiman Balanced Allocation Fund

Statement of Operations
For the fiscal year ended March 31, 2014
Investment Income:
Dividends from Unaffiliated Funds	$380,591
Dividends from Affiliated Funds	38,058
Interest from Unaffiliated Funds	116
Total Investment Income	418,765
Expenses:
Management fees	179,176
Transfer agent fees & accounting fees	39,912
Distribution and service (12b-1) fees - Class A	29,230
Distribution and service (12b-1) fees - Class C	62,256
Administration fees	29,947
Audit fees	17,533
Registration expense	11,001
Custody fees	9,191
Legal fees	7,416
Miscellaneous expense	2,659
Printing and postage expense	3,052
Insurance expense	1,995
Compliance officer expense	4,040
Trustees fees	3,030
Total Expenses	400,438
Less:
Expense Waiver / Expense Reimbursement	(93,942)
Net Expenses	306,496
Net Investment Income (Loss)	112,269

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investment Companies	146,405
Capital Gain Distributions from Affiliated Investment Companies	85,151
Realized Gain (Loss) on Unaffiliated Investments	1,067,682
Realized Gain (Loss) on Affiliated Investments	5,111
Change In Unrealized Appreciation (Depreciation) on Investments	302,991
Net Realized and Unrealized Gain (Loss) on Investments	1,607,340

Net Increase (Decrease) in Net Assets from Operations	$1,719,609

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 7

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets
	4/1/2013	4/1/2012
	to	to
	3/31/2014	3/31/2013
From Operations:
Net Investment Income (Loss)	$112,269	$117,150
Capital Gain Distributions from Investment Companies	231,556	154,519
Net Realized Gain (Loss) on Investments	1,072,793	237,508
Change in Net Unrealized Appreciation (Depreciation) on Investments	302,991	769,728
Increase (Decrease) in Net Assets from Operations	1,719,609	1,278,905
From Distributions to Shareholders:
Net Investment Income
Class A	(130,449)	(107,326)
Class C	(11,256)	(24,058)
Net Realized Gain from Security Transactions
Class A	(677,898)	-
Class C	(323,496)	-
Change in Net Assets from Distributions	(1,143,099)	(131,384)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	6,734,394	3,171,729
Class C	1,342,773	1,328,684
Shares Issued on Reinvestment of Dividends
Class A	686,089	94,984
Class C	304,238	20,745
Cost of Shares Redeemed
Class A	(3,289,007)	(1,516,872)
Class C	(2,410,739)	(2,227,134)
Net Increase (Decrease) from Shareholder Activity	3,367,748	872,136
Net Increase (Decrease) in Net Assets	3,944,258	2,019,657
Net Assets at Beginning of Period	16,191,363	14,171,706
Net Assets at End of Period (Including Accumulated	$20,135,621	$16,191,363
Undistributed Net Investment Income (Loss) of ($532) and $28,904)
Share Transactions:
Issued
Class A	536,780	274,482
Class C	107,701	116,657
Reinvested
Class A	54,813	8,181
Class C	24,524	1,804
Redeemed
Class A	(263,180)	(129,722)
Class C	(194,571)	(193,735)
Net Increase (Decrease) in Shares	266,067	77,667

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights - Class A
Selected data for a share outstanding throughout the period:	4/1/2013	4/1/2012	4/1/2011	7/6/2010*
	to	to	to	to
	3/31/2014	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$12.26	$11.42	$11.46	$10.00
Net Investment Income (Loss) (a)	0.11	0.13	0.08	0.03
Net Gains or Losses on Securities
(realized and unrealized)	1.15	0.85	0.01	1.47
Total from Investment Operations	1.26	0.98	0.09	1.50

Distributions (From Net Investment Income)	(0.14)	(0.14)	(0.02)	(0.02)
Distributions (From Capital Gains)	(0.69)	0.00	(0.11)	(0.02)
Total Distributions	(0.83)	(0.14)	(0.13)	(0.04)
Net Asset Value -
End of Period	$12.69	$12.26	$11.42	$11.46
Total Return (b)	10.38%	8.62%	0.90%	14.99%	*** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$14,210	$9,710	$7,292	$5,116
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.97%	2.08%	2.40%	4.04	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.38%	0.53%	-0.22%	-2.22	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.45%	1.45%	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.90%	1.16%	0.72%	0.37	% **
Portfolio Turnover Rate	71.76%	63.16%	65.19%	53.13	% ***

Financial Highlights - Class C
Selected data for a share outstanding throughout the period:	4/1/2013	4/1/2012	4/1/2011	7/6/2010*
	to	to	to	to
	3/31/2014	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$12.12	$11.28	$11.42	$10.00
Net Investment Income (Loss) (a)	0.01	0.04	0.00 (c)	(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	1.12	0.84	(0.01)	1.47
Total from Investment Operations	1.13	0.88	(0.01)	1.44

Distributions (From Net Investment Income)	(0.02)	(0.04)	(0.02)	0.00	(c)
Distributions (From Capital Gains)	(0.69)	0.00	(0.11)	(0.02)
Total Distributions	(0.71)	(0.04)	(0.13)	(0.02)
Net Asset Value -
End of Period	$12.54	$12.12	$11.28	$11.42
Total Return (b)	9.43%	7.84%	(0.01)%	14.53%	*** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,926	$6,481	$6,879	$4,272
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.72%	2.83%	3.15%	4.79	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	-0.42%	-0.33%	-0.96%	-2.94	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.20%	2.20%	2.20%	2.20	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.11%	0.31%	-0.01%	-0.35	% **
Portfolio Turnover Rate	71.76%	63.16%	65.19%	53.13	% ***

* The Fund commenced operations on July 6, 2010.         ** Annualized.         *** Not Annualized.
(a) Based on Average Shares Outstanding.         (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005.         (d) Represents performance beginning on the first day of securi-
ty trading (July 16, 2010).         (e) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 9

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
March 31, 2014

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2014, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. However, Class C shares purchased prior to August 1, 2013 are subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. Such CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Class C shares purchased on or after August 1, 2013 are no longer subject to a CDSC fee. The Fund's investment objective is to seek total returns. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2014, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

2014 Annual Report 10

Notes to Financial Statements - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not

2014 Annual Report 11

Notes to Financial Statements - continued

accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$19,371,027	$0	$0	$19,371,027
Money Market Funds	796,244	0	0	796,244
Total	$20,167,271	$0	$0	$20,167,271

The Fund did not hold any Level 3 assets during the fiscal year ended March 31, 2014. There were no transfers into or out of the levels during the fiscal year ended March 31, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2014.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the fiscal year ended March 31, 2014 were as follows:

Shares Held March 31, 2013	104,125
Purchases	10,580
Sales	(2,114)
Shares Held March 31, 2014	112,591

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at March 31, 2014 was $2,431,014 and $3,063,598, respectively. The investment represented 15.21% of total net assets as of March 31, 2014. For the fiscal year ended March 31, 2014, there were $38,058 in dividends and $85,151 of capital gain distributions received from Neiman Large Cap Value Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

2014 Annual Report 12

Notes to Financial Statements - continued

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2014, the Adviser earned management fees totaling $179,176 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2014. The fee waiver will automatically terminate on July 31, 2014 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2014.

For the fiscal year ended March 31, 2014, the Adviser waived fees and/or reimbursed expenses totaling $93,942. The Fund owed the Adviser $12,392 at March 31, 2014. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the fiscal year ended March 31, 2014, there were $29,230 and $62,256 of 12b-1 fees incurred by Class A and Class C shares, respectively. As of March 31, 2014, the Fund had an accrued liability of $23,046 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc., a FINRA registered broker/dealer. During the fiscal year ended March 31, 2014, those individuals earned $33,006 resulting from the sale of Class A shares. Additionally, during the fiscal year ended March 31, 2014, those individuals earned $8,069 and $19,254 associated with trailing commissions of Class A and Class C, respectfully, which are paid from available class specific accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT Financial Group, Inc.

During the fiscal year ended March 31, 2014, the Adviser received $5,618 relating to CDSC fees incurred by Class C.

7.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $14,300,774 and $12,416,032, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2014 was $18,151,575.

At March 31, 2014, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$2,038,498	($22,802)	$2,015,696

2014 Annual Report 13

Notes to Financial Statements - continued

8.) DISTRIBUTIONS TO SHAREHOLDERS
There was a distribution of $0.0302 per share paid from net investment income for Class A shares on June 27, 2013 to the shareholders of record of June 26, 2013. Also, there were distributions paid for Class A shares on December 27, 2013 to the shareholders of record of December 26, 2013 of which $0.10708 per share was paid from net investment income, $0.23490 per share was paid from short-term capital gains and $0.45648 per share was paid from long-term capital gains. The tax character of distributions for Class A shares were as follows:

Distributions paid from Class A shares:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2014	March 31, 2013
Ordinary Income:	$ 130,449	$ 107,326
Short-term Capital Gain:	230,319	0
Long-term Capital Gain:	447,579	0
	$ 808,347	$ 107,326

There was a distribution of $0.0065 per share paid from net investment income for Class C shares on June 27, 2013 to the shareholders of record of June 26, 2013. Also, there were distributions paid for Class C shares on December 27, 2013 to the shareholders of record of December 26, 2013 of which $0.01670 per share was paid from net investment income, $0.23490 per share was paid from short-term capital gains and $0.45648 per share was paid from long-term capital gains.

The tax character of distributions for Class C shares were as follows:

Distributions paid from Class C shares:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2014	March 31, 2013
Ordinary Income:	$ 11,256	$ 24,058
Short-term Capital Gain:	109,909	0
Long-term Capital Gain:	213,587	0
	$ 334,752	$ 24,058

As of March 31, 2014, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 71,726
Accumulated capital gains	223,116
Unrealized appreciation - net	2,015,696
$2,310,538

The differences between book basis and tax basis are primarily attributable to the tax deferral of late year losses totaling $4,162.

9.) LOSS CARRYFORWARDS
Available short-term capital loss carryforwards totaling $9,506 were utilized during the fiscal year ended March 31, 2014.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2014 Annual Report 14

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2014 Annual Report 15

Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Ste 800 Cleveland, Ohio 44115 www.cohenfund.com	216.649.1700 216.579.0111 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Balanced Allocation Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Balanced Allocation Fund as of March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 28, 2014

2014 Annual Report 16

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Other
Name,	Position	Length of	Principal	Number of	Directorships
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Held by
and Age	Trust		During	Overseen by	Trustee or
			Past 5 Years	Trustee	Officer

Harvey Neiman(2), 69	President	Since 2003	Neiman Capital Management LLC,	3	None
	and Trustee		Portfolio Manager (1999 – 2009).
Neiman Funds Management LLC,
Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-Present).

Michael Lomas(2), 38	Trustee	Since 2009	NEXT Financial Group, Division	3	None
Manager and Registered
Representative (2000-Present);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2), 36	Treasurer,	Since 2003	Neiman Capital Management LLC,	N/A	N/A
	Secretary	(Chief	Portfolio Manager (1999 - 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)	Independent Solutions Wealth
Management, LLC, Chief Financial
Officer and Portfolio Manger
(2012-Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee or
Officer

Darla Clark, 62	Independent	Since 2003	Bank Officer, Senior Vice	3	None
	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
60	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield, 36	Independent	Since 2003	Partner / FPS, CPAs, Certified	3	None
	Trustee		Public Accountant (2007-Present).
Chief Financial Officer/ Controller
at Southwest Greens, a
Construction Co. (2002-2010).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2014 Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue - 3rd Floor
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Funds

Neiman Tactical Income Fund
Class A Shares (NTAFX)
For Investors Seeking Total Return With Capital Preservation as a Secondary Objective.

ANNUAL REPORT
March 31, 2014

Neiman Tactical Income Fund
Annual Report
May 2014

Dear Shareholder,

     As of March 31, 2014, Neiman Tactical Income Fund (the "Fund") completed its 2nd fiscal year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2013 through March 31, 2014.

     As of the end of the current fiscal year, the Fund had total net assets of approximately $30.9 million, which is a decrease of approximately $18 million from the previous year. The decrease in assets is primarily attributed, in our opinion, to the change of sub-adviser to the Fund in October, 2013. The previous sub-adviser had been active in introducing a substantial amount of shareholders to the Fund. Contemporaneously with the replacement of the that sub-adviser, a substantial percentage of those shareholder assets were redeemed. Since October 2013, the sub-adviser to the Fund has been Absolute Capital, LLC.

     The Fund's Class A shares (NTAFX) had a total return for the fiscal year ended March 31, 2014 of 3.34% (2.62% including sales charges). During that same time period, the Fund's fixed income benchmark, the Barclays Capital US Aggregate Bond Index, had a total return of -0.10% .

     In our opinion, the factors that contributed to its performance consisted primarily of low interest rates as perpetuated by Federal Reserve policies for the last several years of our nation's slow but steady economic recovery. The Fund is primarily a fixed income fund that seeks to provide protection against dramatic changes in the economy. As interest rates have slowly increased from their lowest points over the last year, fixed income returns have been very modest. The performance of the Fund has been relatively consistent with the returns of the Fund's fixed income benchmark.

     Thank you for your investment in the Neiman Tactical Income Fund. We will always endeavor to focus on safety of our shareholders' investments as our highest priority.

Harvey Neiman
President
Neiman Funds Management, LLC

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our web-site www.neimanfunds.com or by calling toll free (877) 385-2720.

2014 Annual Report 1

NEIMAN TACTICAL INCOME FUND (Unaudited)

NEIMAN TACTICAL INCOME FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2014.

		Since
	1 Year(A)	Inception(A)
CLASS A (with sales charge)*	-2.62%	2.63%
CLASS A (without sales charge)*	3.34%	6.15%
S&P 500 Index (B)	21.86%	22.55%
Barclays Capital US Aggregate Bond Index (C)	-0.10%	0.90%

Annual Fund Operating Expense Ratio (from 8/1/13 Prospectus) :
                               Class A - Gross 2.10%, Net 1.89%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Tactical Income Fund commenced operations on June 29, 2012.

(B) The S&P 500 is a market capitalization-weighted dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot invest directly in an index.

(C) The Barclays Capital US Aggregate Bond Index covers the USD-denominated, investment-grade, fixe-drate, taxable bond market of SEC-registered securities whose composition is different from the Fund. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2014 Annual Report 2

NEIMAN TACTICAL INCOME FUND

                                 Neiman Tactical Income Fund
                           by Sectors (as a percentage of Net Assets)
                                                    (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2014 Annual Report 3

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period October 1, 2013 through March 31, 2014.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2013
	October 1, 2013	March 31, 2014	to March 31, 2014

Actual	$1,000.00	$1,040.86	$7.38

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2014 Annual Report 4

Neiman Tactical Income Fund

		Schedule of Investments
		March 31, 2014
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
433,689	AllianceBernstein High Income Fund - Class I	$4,141,725
274,574	DWS Floating Rate Fund - Institutional Class	2,600,220
499,053	Lord Abbett High Yield Fund - Class I	3,967,470
149,325	PIMCO Income Fund - Institutional Class	1,862,089
301,747	RidgeWorth High Income Fund – Class I	2,190,684
Total for Mutual Funds (Cost $14,681,902)		14,762,188	47.72%

Exchange Traded Funds
52,029	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	1,420,392
41,459	iShares® iBoxx $ High Yield Corporate Bond ETF	3,913,315
124,073	SPDR® Barclays Convertible Securities ETF	6,003,893
95,242	SPDR® Barclays High Yield Bond ETF	3,935,399
Total for Exchange Traded Funds (Cost $14,885,653)		15,272,999	49.37%

Money Market Funds
874,591	Fidelity Money Market Portfolio Class I 0.09% **	874,591

Total for Money Market Funds (Cost $874,591)		874,591	2.83%
	Total Investments	30,909,778	99.92%
	(Cost $30,442,146)
	Other Assets in Excess of Liabilities	24,844	0.08%
	Net Assets	$30,934,622	100.00%

** Variable Rate Security; The Yield Rate shown represents the rate at March 31, 2014. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 5

Neiman Tactical Income Fund

Statement of Assets and Liabilities
March 31, 2014
Assets:
Investment Securities at Fair Value	$30,909,778
(Cost $30,442,146)
Cash	40,692
Prepaid Expenses	13,090
Receivables:
Dividends and Interest	49,735
Total Assets	31,013,295
Liabilities:
Accrued Management Fees	17,269
Accrued Distribution and Service (12b-1) Fees	18,870
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	25,175
Payable for Fund Shares Redeemed	16,359
Total Liabilities	78,673
Net Assets	$30,934,622
Net Assets Consist of:
Paid In Capital	$30,264,690
Accumulated Undistributed Net Investment Income	179,230
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	23,070
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	467,632
Net Assets, for 3,084,333 Shares Outstanding	$30,934,622
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($30,934,622/3,084,333 shares)	$10.03
Maximum Offering Price Per Share ($10.03/0.9425) *	$10.64

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2014 Annual Report 6

Neiman Tactical Income Fund

Statement of Operations
For the fiscal year ended March 31, 2014
Investment Income:
Dividends	$1,136,016
Interest	1,438
Total Investment Income	1,137,454
Expenses:
Management fees	271,745
Distribution and service (12b-1) fees	67,936
Transfer agent fees & accounting fees	38,633
Registration expense	32,120
Administration fees	25,431
Audit fees	17,533
Legal fees	11,643
Miscellaneous expense	7,976
Custody fees	7,072
Insurance fees	4,882
Compliance officer expense	3,986
Trustees fees	2,989
Printing and postage expense	2,690
Total Expenses	494,636
Less:
Expense Waiver / Expense Reimbursement	(100,606)
Net Expenses	394,030
Net Investment Income (Loss)	743,424
Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Investment Companies	50,238
Realized Gain (Loss) on Investments	(9,409)
Change In Unrealized Appreciation (Depreciation) on Investments	237,081
Net Realized and Unrealized Gain (Loss) on Investments	277,910

Net Increase (Decrease) in Net Assets from Operations	$1,021,334

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 7

Neiman Tactical Income Fund

Statements of Changes in Net Assets
	4/1/2013	6/29/2012*
	to	to
	3/31/2014	3/31/2013
From Operations:
Net Investment Income (Loss)	$743,424	$1,144,232
Capital Gain Distributions from Investment Companies	50,238	28,597
Net Realized Gain (Loss) on Investments	(9,409)	1,244,762
Change in Net Unrealized Appreciation (Depreciation) on Investments	237,081	230,551
Increase (Decrease) in Net Assets from Operations	1,021,334	2,648,142
From Distributions to Shareholders:
Net Investment Income	(1,037,292)	(671,128)
Net Realized Gain from Security Transactions	(728,700)	(562,424)
Change in Net Assets from Distributions	(1,765,992)	(1,233,552)
From Capital Share Transactions:
Proceeds From Sale of Shares	22,313,323	52,146,107
Shares Issued on Reinvestment of Dividends	689,810	902,314
Cost of Shares Redeemed	(40,495,821)	(5,291,043)
Net Increase (Decrease) from Shareholder Activity	(17,492,688)	47,757,378
Net Increase (Decrease) in Net Assets	(18,237,346)	49,171,968
Net Assets at Beginning of Period	49,171,968	-
Net Assets at End of Period (Including Accumulated	$30,934,622	$49,171,968
Undistributed Net Investment Income of $179,230 and $473,104, respectively)
Share Transactions:
Issued	2,230,271	5,129,465
Reinvested	70,980	88,375
Redeemed	(3,924,163)	(510,595)
Net Increase (Decrease) in Shares	(1,622,912)	4,707,245
Shares Outstanding at Beginning of Period	4,707,245	-
Shares Outstanding at End of Period	3,084,333	4,707,245

* The Fund commenced operations on June 29, 2012. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 8

Neiman Tactical Income Fund

Financial Highlights
Selected data for a share outstanding throughout	4/1/2013	6/29/2012*
the period:	to	to
	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$10.45	$10.00
Net Investment Income (Loss) (a)	0.28	0.32
Net Gains or Losses on Securities
(realized and unrealized) (b)	0.03	0.42
Total from Investment Operations	0.31	0.74
Distributions (From Net Investment Income)	(0.40)	(0.16)
Distributions (From Capital Gains)	(0.33)	(0.13)
Total Distributions	(0.73)	(0.29)
Net Asset Value -
End of Period	$10.03	$10.45
Total Return (c)	3.34%	7.44%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$30,935	$49,172
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.82%	1.66%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.37%	3.89%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.74%	4.11%	***
Portfolio Turnover Rate	225.73%	364.88%	**

* The Fund commenced operations on June 29, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 9

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN TACTICAL INCOME FUND
March 31, 2014

1.) ORGANIZATION:
Neiman Tactical Income Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2014, there are three series authorized by the Trust. The Fund commenced operations on June 29, 2012. The Fund currently offers Class A shares. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund's primary investment objective is total return with capital preservation as a secondary objective. Neiman Funds Management, LLC is the adviser to the Fund (the "Adviser") and the sub-adviser to the Fund is Absolute Capital Management, LLC (the “Sub-Adviser” or “Absolute Capital”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax year 2012, or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2014, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain

2014 Annual Report 10

Notes to the Financial Statements - continued

distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would

2014 Annual Report 11

Notes to the Financial Statements - continued

appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,762,188	$0	$0	$14,762,188
Exchange Traded Funds	15,272,999	0	0	15,272,999
Money Market Funds	874,591	0	0	874,591
Total	$30,909,778	$0	$0	$30,909,778

The Fund did not hold any Level 3 assets during the fiscal year ended March 31, 2014. There were no transfers into or out of level 1 and level 2 during the fiscal year ended March 31, 2014. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2014.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

Absolute Capital Management, LLC is the sub-adviser of the Fund and has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser, not the Fund pays the Sub-Adviser a sub-advisory fee. Absolute Capital was selected by the Board of Trustees of the Trust and the Adviser at a meeting on October 8, 2013 and was approved by the shareholders at a special meeting of the shareholders on December 10, 2013. In the interim period, from October 8, 2013 through December 10, 2013, the Board of Trustees also approved an interim investment sub-advisory agreement (the "Interim Agreement") with Absolute Capital. The Interim Agreement, which was similar to the current agreement with Absolute Capital with the same compensation paid to the sub-adviser, provided the Fund with uninterrupted investment management services pending shareholder approval of the current sub-advisory agreement with Absolute Capital.

Prior to October 8, 2013, PageOne Funds Management LLC (“PageOne”) served as the investment sub-adviser to the Fund. The terms of the old Sub-Advisory Agreement between the Trust and PageOne were substantially similar to the current agreement with Absolute Capital, and compensation paid to the sub-adviser has remained the same.

For the fiscal year ended March 31, 2014, the Adviser earned management fees totaling $271,745 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2014. The fee waiver will automatically terminate on July 31, 2014 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2014.

For the fiscal year ended March 31, 2014, the Adviser waived fees and/or reimbursed expenses totaling $100,606. The Fund owed the Adviser $17,269 at March 31, 2014.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

2014 Annual Report 12

Notes to the Financial Statements - continued

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the fiscal year ended March 31, 2014, there were $67,936 of 12b-1 fees incurred by Class A. As of March 31, 2014, the Fund had an accrued liability of $18,870 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc., a FINRA registered broker/dealer. Those individuals earned $17,826 resulting from the sale of Class A shares during the fiscal year ended March 31, 2014. Additionally, during the fiscal year ended March 31, 2014, those individuals earned $1,678 associated with trailing commissions of Class A shares, which are paid from available accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT Financial Group, Inc.

7.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $59,184,812 and $73,052,823, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2014 was $30,446,819.

At March 31, 2014, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$540,006	($77,047)	$462,959

As of March 31, 2014, there were no differences between book basis and tax basis unrealized depreciation.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2014, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 67.20% of the Fund, and therefore may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid for Class A shares on June 27, 2013 to the shareholders of record of June 26, 2013 of which $0.2139 per share was paid from net investment income, $0.3086 per share was paid from short-term capital gains and $0.0129 per share was paid from long-term capital gains. Also, there were distributions paid for Class A shares on December 27, 2013 to the shareholders of record of December 26, 2013 of which $0.19102 per share was paid from net investment income, $0.00558 per share was paid from short-term capital gains and $0.0004 per share was paid from long-term capital gains.

2014 Annual Report 13

Notes to the Financial Statements - continued

The tax character of distributions for the Class A was as follows:

Distributions paid from Class A:

	Fiscal Year Ended	Period June 29, 2012
	March 31, 2014	through March 31, 2013
Ordinary Income:	$ 1,037,292	$ 671,128
Short-term Capital Gain:	698,989	562,424
Long-term Capital Gain:	29,711	0
	$ 1,765,992	$ 1,233,552

As of March 31, 2014, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 179,230
Undistributed long-term capital gain (accumulated losses)	27,743
Unrealized appreciation (depreciation) - net	462,959
$ 669,932

The differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales and post-October losses which total $4,634.

10.) PROXY VOTING

On December 10, 2013, the Trust held a special meeting of shareholders for the shareholders of record of the Fund at the close of business on October 30, 2013. At this meeting, the shareholders voted and approved a new Investment Sub-Advisory Agreement between Absolute Capital Management, LLC, and Neiman Funds Management LLC relating to the Fund.

11.) SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2014 Annual Report 14

ADDITIONAL INFORMATION
March 31, 2014
(UNAUDITED)

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT
At a meeting held on October 8, 2013, the Board of Trustees (the “Board” or the “Trustees”) considered the approval of the Interim Investment Sub-Advisory Agreement (the "Interim Agreement") and the New Investment Sub-Advisory Agreement (the "New Sub-Advisory Agreement") (collectively, the "Agreements") between the Neiman Funds Management LLC (the "Adviser") and Absolute Capital Management, LLC (the "Sub-Adviser"), with respect to the Neiman Tactical Income Fund (the "Fund"). The Adviser reminded the Board that, at the Special Board Meeting on July 30, 2013, the Board decided to terminate the previous Investment Sub-Advisory Agreement (the "Previous Sub-Advisory Agreement") with PageOne Funds Management LLC and rely on Rule 15a-4 pending approval of a new Investment Sub-Advisory Agreement with a successor sub-adviser.

Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the approval of the Agreements, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Sub-Adviser had provided information to the Trustees necessary for evaluation of the Agreements. Brenden Gebben and Brian Osborn, principals of the Sub-Adviser, joined the meeting by telephone.

In reviewing the Agreements, the Board of Trustees received materials from the Sub-Adviser addressing the following factors: (i) the investment performance of the Sub-Adviser; (ii) the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board discussed the background and investment management experience of the new Sub-Adviser's professional staff. Mr. Gebben reviewed his and the firm's history, background and financial industry experience. He further explained to the Board his vision and hopes for managing and growing the Fund and answered questions from the Trustees and legal counsel concerning his expertise and firm's background. Mr. Gebben then discussed the investment strategy the Sub-Adviser will use in managing the Fund, noting that the strategy will remain the same, relying mainly on tactical moves between high yield securities and other investments. It was noted at this time that the Sub-Adviser has never managed a mutual fund before, only individual client portfolios. Mr. Gebben stated that the account for the Fund will be slightly different than the separate account business due to the diversification rules for the Fund. The Board then reviewed the performance of individual client portfolios managed by the Sub-Adviser that use a comparable strategy as the Fund's strategy and concluded that the performance of these accounts were generally strong over both the short and long term. It was noted that the investment advisory services rendered by the new Sub-Adviser to the Fund, including investment decisions and trades executions, will be provided by Mr. Gebben. Mr. Osborn then introduced himself and discussed proposed marketing and sale efforts that will be used to grow the Fund. The Board then requested information from the Sub-Adviser's representatives regarding a previous disciplinary issue for the Sub-Adviser which occurred in Connecticut. After discussion with the Sub-Adviser's representatives, the Board agreed that they was satisfied with the explanation provided and that the issue would not likely occur again in the future.

The Trustees then reviewed the nature, extent and quality of the services to be provided by the Sub-Adviser, and analyzed the Sub-Adviser's experience and capabilities. The representatives of the Sub-Adviser reviewed and discussed with the Board the Sub-Adviser's Form ADV, internal compliance policies and the 17j-1 certifications, each of which had been previously provided to the Board. They also reviewed the Sub-Adviser's financial information and discussed the firm's ability to meet its obligations under the Agreements. The Board concluded that the nature and extent of the services to be provided by the Sub-Adviser were consistent with their expectations. The Trustees also concluded that the Sub-Adviser has the resources to provide quality advisory services to the Fund.

The Trustees then proceed to review the proposed fees to be paid to the Sub-Adviser, as well as the Sub-Adviser's expected profits. It was noted that under the Interim Agreement there will be no change in the fees from the Previous Sub-Advisory Agreement. It was further noted that, under the New Sub-Advisory Agreement, all fees paid to the Sub-Adviser will continue to be paid by the Adviser. The Adviser noted that, under the New Sub-Advisory Agreement, the Adviser would pay the Sub-Adviser a sub-advisory fee, to be calculated as a percentage of the gross management fee paid by the Fund to the Adviser (the "Gross Management Fee"). The Adviser explained that the

2014 Annual Report 15

Additional Information (Unaudited) - continued

rate would be calculated by the following proposed schedule: (1) during the months when the Fund's average daily net assets are equal to or less than $25 million, the sub-advisory fee will be equal to 0% of the Gross Management Fee; (2) during the months when the Fund's average daily net assets are greater than $25 million, but equal to or less than $100 million, the sub-advisory fee will be equal to 25% of the Gross Management Fee; and (3) during the months when the Fund's average daily net assets are greater than $100 million, the sub-advisory fee will be equal to a rate of 30% of the Gross Management Fee. The Adviser also noted that the current Gross Management fee is set at 1.00% . The Trustees noted that there were no other funds managed by the Sub-Adviser, but that the fee was less than comparable fees charges by the Sub-Adviser to similarly managed individual accounts. The Trustees then reviewed a table showing advisory fees paid by comparable funds (the "Peer Group") and determined that that the proposed sub-advisory fee was lower than the Peer Group average of 0.62% and was reasonable. The Board also concluded that, in light of the asset floor of $25 million to which the Fund must grow before the Sub-Adviser receives any sub-advisory fees, the new Sub-Adviser's profitability will be at an acceptable level, in light of the extent and quality of the services being provided to the Fund.

As for potential economies of scale, the Board observed that the New Sub-Advisory Agreement does not contain any breakpoints that reduce the fee rate on assets above specified levels, noting that in particular, the sub-advisory fee increases when the Fund's average net assets are greater than $100 million. However, the Trustees remarked that the sub-advisory fees are not paid by the Fund, but by the Adviser, and further, the Sub-Adviser is not paid until the Fund's average daily net assets are equal to or greater than $25 million. Additionally, because the Sub-Adviser is receiving a percentage of the Adviser's fee, the Sub-Adviser's fee rate will decrease if the Adviser reduces its management fee. The Trustees also recognized that other sub-advisory agreements with competitor funds do not always contain breakpoints. Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Next, the Independent Trustees met in executive session with counsel to discuss the approval of the Agreements. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board's consensus (including a majority of the Independent Trustees) that the fees to be paid the Sub-Adviser pursuant to the Agreements was reasonable, that the overall arrangements provided under the terms of the Agreements were reasonable business arrangements, and that the approval of the Agreements were in the best interest of the Fund's shareholders.

2014 Annual Report 16

Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Ste 800 Cleveland, Ohio 44115 www.cohenfund.com	216.649.1700 216.579.0111 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Tactical Income Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2014, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Tactical Income Fund as of March 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 28, 2014

2014 Annual Report 17

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Other
Name,	Position	Length of	Principal	Number of	Directorships
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Held by
and Age	Trust		During	Overseen by	Trustee or
			Past 5 Years	Trustee	Officer

Harvey Neiman(2), 69	President	Since 2003	Neiman Capital Management LLC,	3	None
	and Trustee		Portfolio Manager (1999 – 2009).
Neiman Funds Management LLC,
Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-Present).

Michael Lomas(2), 38	Trustee	Since 2009	NEXT Financial Group, Division	3	None
Manager and Registered
Representative (2000-Present);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2), 36	Treasurer,	Since 2003	Neiman Capital Management LLC,	N/A	N/A
	Secretary	(Chief	Portfolio Manager (1999 - 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)	Independent Solutions Wealth
Management, LLC, Chief Financial
Officer and Portfolio Manger
(2012-Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee or
Officer

Darla Clark, 62	Independent	Since 2003	Bank Officer, Senior Vice	3	None
	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
60	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield, 36	Independent	Since 2003	Partner / FPS, CPAs, Certified	3	None
	Trustee		Public Accountant (2007-Present).
Chief Financial Officer/ Controller
at Southwest Greens, a
Construction Co. (2002-2010).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2014 Annual Report 18

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Investment Sub-Adviser
Absolute Capital Management, LLC
101 Pennsylvania Boulevard
Pittsburgh, PA 15228

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue - 3rd Floor
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Tactical Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/14	FYE 3/31/13
Audit Fees	$43,250	$42,527
Audit-Related Fees	$0	$0
Tax Fees	$7,500	$7,500
All Other Fees	$1,750	$1,900

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Reports for both Funds of the Trust.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 3/31/14	FYE 3/31/13
Registrant	$9,250	$9,400
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Harvey Neiman Harvey Neiman President

Date: 6-3-2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President

Date: 6-3-2014

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer

Date: 6/2/14